Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares
Schedule of Condensed Balance Sheets [Line Items]
Ordinary share, par value (in Dollars per share)	[1]	$ 0.03	$ 0.03
Ordinary share, shares authorized	[1]	11,112,474	11,112,474
Ordinary share, shares issued	[1]	4,989,746	4,989,746
Ordinary share, shares outstanding	[1]	4,726,424	4,726,424
Class B Ordinary Shares
Schedule of Condensed Balance Sheets [Line Items]
Ordinary share, par value (in Dollars per share)	[1]	$ 0.03	$ 0.03
Ordinary share, shares authorized	[1]	1,554,192	1,554,192
Ordinary share, shares issued	[1]	1,554,192	1,554,192
Ordinary share, shares outstanding	[1]	1,554,192	1,554,192

[1]	As of December 31, 2024 and 2023, 263,322 (725,000 before the Reverse Stock Split) shares reserved for future issuance upon the vesting of RSAs granted under the 2020 Plan were considered issued but not outstanding. See Note 12.